SCHEDULE OF FAIR VALUE OF STOCK OPTIONS (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Fair value at grant date (per option)		$ 3.46		$ 5.09
Volatility	77.00%	77.00%	105.49%	105.49%
Forfeiture rate	5.00%	5.00%	5.00%	5.00%
Option life (years)	10 years	10 years	8 years 8 months 1 day	8 years 8 months 1 day
Risk-free interest rate	3.66%	3.66%	3.19%	3.19%
Exercise price | (per share)	$ 4.23	$ 0.80	$ 5.45	$ 0.80
Share price at grant date | (per share)	$ 4.23	$ 4.23	$ 5.45	$ 5.45
Expected dividends	0.00%	0.00%	0.00%	0.00%